Mining concessions, development costs, right-of-use asset, property, plant and equipment, net - Distribution Of Depreciation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	$ 178,294	$ 199,586
Cost of sales.
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	159,481	172,150
Inventoriess
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	14,089	20,708
Administrative expensess.
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	3,730	3,752
Fixed assets
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	980	850
Discontinued operations, note 1(e)
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	$ 14	$ 2,126